Selected Statements Of Operations Data	12 Months Ended
Dec. 31, 2012
Selected Statements Of Operations Data [Abstract]
Selected Statements Of Operations Data
NOTE 12 -	SELECTED STATEMENTS OF OPERATIONS DATA

A.	Revenues

A breakdown of the Company's revenues by geographical region and based upon distribution of the Company's products by major distributors is provided below for the years 2012, 2011 and 2010:

	Year ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0

Revenue by geographical region:
Israel	$969	$979	$977
Germany	9,648	9,860	8,300
Italy	6,352	6,797	6,473
Rest of Europe	3,635	3,438	2,978
Far East	6,646	6,050	5,729
USA	12,337	11,187	9,172
Rest of North America	1,902	1,659	1,743
Others	825	744	702
	$42,314	$40,714	$36,074

Revenue through major distributors, as a percentage of total revenues:

Distributor (A)	4%	4%	4%

B.	Cost of revenues

	Year ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0

Hardware and software	$3,217	$3,073	$3,505
Salaries and employee benefits	1,212	1,084	1,118
Amortization of capitalized software development cost	-	-	39
Royalties to the Chief Scientist	(419)	-	89
Amortization of other intangible assets	588	588	588
Depreciation	12	9	9
Other	474	632	522
	5,084	5,386	5,870
Decrease (increase) in inventory	8	(3)	6
	$5,092	$5,383	$5,876

C.	Selling, general and administrative expenses

	Year ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0

Marketing costs	$1,267	$1,167	$1,019
Selling expenses	18,281	18,135	16,378
General and administrative expenses	4,606	4,535	3,970
Amortization of other intangible assets	325	392	396
Depreciation	198	224	290
	$24,677	$24,453	$22,053